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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-08216

PIMCO Strategic Global Government Fund, Inc.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, NY	10105
(Address of principal executive offices)	(Zip code)

Lawrence G. Altadonna

1345 Avenue of the Americas,

New York, NY 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-739-3371

Date of fiscal year end: January 31, 2010

Date of reporting period: April 30, 2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

PIMCO Strategic Global Government Fund, Inc. Schedule of Investments

April 30, 2009 (unaudited)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value*
U.S. GOVERNMENT AGENCY SECURITIES—137.4%
	Fannie Mae—51.9%
$ 42	3.277%, 4/1/30, FRN, MBS	Aaa/AAA	$41,467
10	3.54%, 2/1/32, FRN, MBS	Aaa/AAA	9,990
171	3.611%, 3/1/32, FRN, MBS (l)	Aaa/AAA	171,028
399	4.25%, 11/25/24, CMO (l)	Aaa/AAA	380,554
29	4.25%, 3/25/33, CMO (l)	Aaa/AAA	29,691
1	4.48%, 2/1/28, FRN, MBS	Aaa/AAA	661
131	4.743%, 12/1/25, FRN, MBS (l)	Aaa/AAA	131,823
192	5.00%, 5/25/16, CMO (l)	Aaa/AAA	194,329
21	5.00%, 12/1/18, MBS	Aaa/AAA	21,969
100	5.022%, 12/1/28, FRN, MBS (l)	Aaa/AAA	99,932
8	5.025%, 10/1/31, FRN, MBS	Aaa/AAA	8,259
26	5.112%, 9/1/28, FRN, MBS	Aaa/AAA	25,967
78	5.153%, 11/1/27, FRN, MBS (l)	Aaa/AAA	78,126
54	5.39%, 2/1/27, FRN, MBS (l)	Aaa/AAA	53,527
110	5.50%, 8/25/14, CMO (l)	Aaa/AAA	114,192
41	5.50%, 12/25/16, CMO (l)	Aaa/AAA	42,808
125	5.50%, 7/25/24, CMO (l)	Aaa/AAA	131,182
146	5.50%, 4/1/32, MBS (l)	Aaa/AAA	152,536
80	5.50%, 12/25/32, CMO (l)	Aaa/AAA	81,933
887	5.50%, 12/25/34, CMO (l)	Aaa/AAA	908,151
1,370	5.50%, 4/25/35, CMO (l)	Aaa/AAA	1,412,870
100	5.75%, 6/25/33, CMO (l)	Aaa/AAA	106,071
2,500	5.807%, 8/25/43, CMO (l)	Aaa/AAA	2,580,546
89	6.00%, 2/25/17, CMO (l)	Aaa/AAA	94,152
345	6.00%, 4/25/17, CMO (l)	Aaa/AAA	371,767
7,581	6.00%, 1/25/44, CMO (l)	Aaa/AAA	7,803,305
30,000	6.00%, MBS, TBA (e)	Aaa/AAA	31,364,070
53	6.50%, 5/1/13, MBS (l)	Aaa/AAA	55,662
41	6.50%, 10/1/13, MBS (l)	Aaa/AAA	43,821
344	6.50%, 2/1/14, MBS (l)	Aaa/AAA	363,464
316	6.50%, 6/25/23, CMO (l)	Aaa/AAA	326,416
2	6.50%, 12/1/23, MBS	Aaa/AAA	2,516
—(h)	6.50%, 3/1/24, MBS	Aaa/AAA	209
37	6.50%, 4/1/27, MBS (l)	Aaa/AAA	39,956
374	6.50%, 11/18/27, CMO (l)	Aaa/AAA	405,177
13	6.50%, 1/1/28, MBS	Aaa/AAA	13,547
667	6.50%, 2/1/28, MBS (l)	Aaa/AAA	711,942
58	6.50%, 4/1/28, MBS (l)	Aaa/AAA	62,430
146	6.50%, 9/1/28, MBS (l)	Aaa/AAA	157,317
919	6.50%, 11/1/28, MBS (l)	Aaa/AAA	988,433
115	6.50%, 1/1/29, MBS (l)	Aaa/AAA	123,391
52	6.50%, 2/1/29, MBS (l)	Aaa/AAA	55,928
652	6.50%, 3/1/29, MBS (l)	Aaa/AAA	700,147
95	6.50%, 4/1/29, MBS (l)	Aaa/AAA	102,374
25	6.50%, 5/1/29, MBS	Aaa/AAA	27,330
86	6.50%, 6/1/29, MBS (l)	Aaa/AAA	92,992
985	6.50%, 7/1/29, MBS (l)	Aaa/AAA	1,058,679
22	6.50%, 8/1/29, MBS	Aaa/AAA	23,422
5	6.50%, 9/1/29, MBS	Aaa/AAA	5,383
9	6.50%, 12/1/29, MBS	Aaa/AAA	9,099

PIMCO Strategic Global Government Fund, Inc. Schedule of Investments

April 30, 2009 (unaudited)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value*
	Fannie Mae (continued)
$ 90	6.50%, 8/1/31, MBS (l)	Aaa/AAA	$95,964
1,908	6.50%, 9/25/31, CMO (l)	Aaa/AAA	2,060,058
108	6.50%, 10/1/31, MBS (l)	Aaa/AAA	115,030
55	6.50%, 11/1/31, MBS (l)	Aaa/AAA	58,102
3,435	6.50%, 3/25/32, CMO (l)	Aaa/AAA	3,612,139
69	6.50%, 6/1/32, MBS (l)	Aaa/AAA	73,473
193	6.50%, 8/1/32, MBS (l)	Aaa/AAA	203,997
113	6.50%, 9/1/32, MBS (l)	Aaa/AAA	119,808
1,424	6.50%, 12/25/41, CMO (l)	Aaa/AAA	1,520,758
4,165	6.50%, 7/25/42, CMO	Aaa/AAA	4,426,990
359	6.50%, 8/25/42, CMO (l)	Aaa/AAA	375,874
4,589	6.50%, 9/25/42, CMO	Aaa/AAA	4,800,527
60	6.50%, 10/25/42, CMO (l)	Aaa/AAA	62,651
94	6.50%, 12/25/42, CMO (l)	Aaa/AAA	99,927
1,916	6.50%, 6/25/44, CMO	Aaa/AAA	2,002,992
79	6.85%, 12/18/27, CMO (l)	Aaa/AAA	85,679
248	7.00%, 7/18/12, CMO (l)	Aaa/AAA	259,914
140	7.00%, 1/1/13, MBS (l)	Aaa/AAA	145,997
27	7.00%, 2/1/15, MBS	Aaa/AAA	27,825
300	7.00%, 3/1/16, MBS (l)	Aaa/AAA	325,019
170	7.00%, 5/1/16, MBS (l)	Aaa/AAA	180,156
188	7.00%, 11/1/16, MBS (l)	Aaa/AAA	193,507
534	7.00%, 5/1/17, MBS (l)	Aaa/AAA	567,412
142	7.00%, 11/1/17, MBS (l)	Aaa/AAA	150,203
831	7.00%, 7/1/21, MBS (l)	Aaa/AAA	878,318
136	7.00%, 11/1/24, MBS (l)	Aaa/AAA	147,035
14	7.00%, 10/1/25, MBS	Aaa/AAA	14,831
61	7.00%, 6/18/27, CMO (l)	Aaa/AAA	66,899
7	7.00%, 9/1/27, MBS	Aaa/AAA	7,897
13	7.00%, 11/1/27, MBS	Aaa/AAA	14,190
38	7.00%, 12/1/27, MBS (l)	Aaa/AAA	41,395
7	7.00%, 5/1/28, MBS	Aaa/AAA	7,567
35	7.00%, 6/1/28, MBS (l)	Aaa/AAA	38,294
59	7.00%, 2/1/29, MBS (l)	Aaa/AAA	63,641
185	7.00%, 3/1/29, MBS (l)	Aaa/AAA	199,851
149	7.00%, 4/1/29, MBS (l)	Aaa/AAA	161,702
90	7.00%, 5/1/29, MBS (l)	Aaa/AAA	97,670
72	7.00%, 6/1/29, MBS (l)	Aaa/AAA	77,029
32	7.00%, 7/1/29, MBS	Aaa/AAA	34,781
116	7.00%, 9/1/29, MBS (l)	Aaa/AAA	126,578
36	7.00%, 10/1/29, MBS	Aaa/AAA	38,624
4	7.00%, 11/1/29, MBS	Aaa/AAA	4,749
17	7.00%, 3/1/30, MBS	Aaa/AAA	18,339
8,083	7.00%, 4/1/30, MBS (l)	Aaa/AAA	8,742,194
142	7.00%, 5/1/30, MBS (l)	Aaa/AAA	152,752
29	7.00%, 4/1/31, MBS	Aaa/AAA	31,794
19	7.00%, 6/1/31, MBS	Aaa/AAA	20,341
55	7.00%, 7/1/31, MBS (l)	Aaa/AAA	58,517
119	7.00%, 8/1/31, MBS (l)	Aaa/AAA	127,903
140	7.00%, 9/1/31, MBS (l)	Aaa/AAA	151,642
19	7.00%, 11/1/31, MBS	Aaa/AAA	20,083

PIMCO Strategic Global Government Fund, Inc. Schedule of Investments

April 30, 2009 (unaudited)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value*
	Fannie Mae (continued)
$ 192	7.00%, 12/1/31, MBS (l)	Aaa/AAA	$206,832
219	7.00%, 2/1/32, MBS (l)	Aaa/AAA	236,466
68	7.00%, 4/1/32, MBS (l)	Aaa/AAA	72,975
187	7.00%, 5/1/32, MBS (l)	Aaa/AAA	201,355
195	7.00%, 6/1/32, MBS (l)	Aaa/AAA	210,756
72	7.00%, 7/1/32, MBS (l)	Aaa/AAA	77,720
58	7.00%, 8/1/32, MBS (l)	Aaa/AAA	62,652
275	7.00%, 9/1/33, MBS (l)	Aaa/AAA	294,637
365	7.00%, 11/1/33, MBS (l)	Aaa/AAA	392,940
582	7.00%, 1/1/34, MBS (l)	Aaa/AAA	622,689
262	7.00%, 7/1/34, MBS (l)	Aaa/AAA	282,489
135	7.00%, 2/25/35, CMO (l)	Aaa/AAA	143,385
269	7.00%, 3/1/35, MBS (l)	Aaa/AAA	289,236
5,529	7.00%, 7/1/36, MBS (l)	Aaa/AAA	5,878,798
1,953	7.00%, 9/25/41, CMO, VRN (l)	Aaa/AAA	2,105,090
240	7.00%, 10/25/41, CMO (l)	Aaa/AAA	258,452
98	7.00%, 7/25/42, CMO (l)	Aaa/AAA	105,684
496	7.00%, 11/25/43, CMO (l)	Aaa/AAA	522,993
502	7.00%, 2/25/44, CMO (l)	Aaa/AAA	531,110
3,189	7.00%, 3/25/45, CMO (l)	Aaa/AAA	3,437,286
1,572	7.00%, 12/1/46, MBS (l)	Aaa/AAA	1,672,784
844	7.00%, 1/1/47, MBS (l)	Aaa/AAA	897,970
853	7.50%, 6/1/17, MBS (l)	Aaa/AAA	904,666
63	7.50%, 12/1/17, MBS (l)	Aaa/AAA	68,723
534	7.50%, 5/1/22, MBS (l)	Aaa/AAA	580,231
83	7.50%, 10/25/22, CMO (l)	Aaa/AAA	88,939
843	7.50%, 4/1/24, MBS (l)	Aaa/AAA	913,406
50	7.50%, 7/1/26, MBS (l)	Aaa/AAA	54,699
52	7.50%, 8/1/26, MBS (l)	Aaa/AAA	56,662
36	7.50%, 11/1/26, MBS (l)	Aaa/AAA	39,138
9	7.50%, 1/1/27, MBS	Aaa/AAA	10,141
2	7.50%, 3/1/27, MBS	Aaa/AAA	2,145
5	7.50%, 5/1/27, MBS	Aaa/AAA	5,484
70	7.50%, 7/1/27, MBS (l)	Aaa/AAA	76,731
22	7.50%, 8/1/27, MBS	Aaa/AAA	23,530
7	7.50%, 9/1/27, MBS	Aaa/AAA	7,500
1	7.50%, 10/1/27, MBS	Aaa/AAA	1,515
9	7.50%, 11/1/27, MBS	Aaa/AAA	9,724
33	7.50%, 12/1/27, MBS	Aaa/AAA	36,502
49	7.50%, 1/1/28, MBS (l)	Aaa/AAA	53,659
40	7.50%, 2/1/28, MBS	Aaa/AAA	43,899
20	7.50%, 9/1/29, MBS	Aaa/AAA	22,221
11	7.50%, 10/1/29, MBS	Aaa/AAA	12,173
77	7.50%, 11/1/29, MBS (l)	Aaa/AAA	83,373
43	7.50%, 12/1/29, MBS (l)	Aaa/AAA	47,281
140	7.50%, 4/1/30, MBS (l)	Aaa/AAA	152,520
249	7.50%, 6/19/30, CMO, VRN (l)	Aaa/AAA	264,484
247	7.50%, 6/25/30, CMO (l)	Aaa/AAA	264,603
1	7.50%, 6/1/31, MBS	Aaa/AAA	1,469
48	7.50%, 7/1/31, MBS (l)	Aaa/AAA	52,716
1,074	7.50%, 7/1/32, MBS (l)	Aaa/AAA	1,164,444

PIMCO Strategic Global Government Fund, Inc. Schedule of Investments

April 30, 2009 (unaudited)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value*
	Fannie Mae (continued)
$3,219	7.50%, 9/1/35, MBS (l)	Aaa/AAA	$3,572,803
1,380	7.50%, 7/25/41, CMO (l)	Aaa/AAA	1,487,653
1,602	7.50%, 2/25/42, CMO, VRN (l)	Aaa/AAA	1,736,448
88	7.50%, 7/25/42, CMO (l)	Aaa/AAA	94,441
9	7.50%, 8/25/42, CMO	Aaa/AAA	9,915
1,390	7.50%, 10/25/42, CMO	Aaa/AAA	1,506,265
927	7.50%, 3/25/44, CMO (l)	Aaa/AAA	992,932
3,524	7.50%, 6/25/44, CMO	Aaa/AAA	3,773,187
123	7.70%, 3/25/23, CMO (l)	Aaa/AAA	136,910
90	7.75%, 3/1/31, FRN, MBS (l)	Aaa/AAA	92,491
240	7.815%, 12/1/30, FRN, MBS (l)	Aaa/AAA	247,978
13	8.00%, 4/1/19, MBS	Aaa/AAA	13,296
4	8.00%, 1/1/22, MBS	Aaa/AAA	4,098
4	8.00%, 12/1/22, MBS	Aaa/AAA	4,631
8	8.00%, 6/1/24, MBS	Aaa/AAA	8,323
322	8.00%, 9/1/24, MBS (l)	Aaa/AAA	349,221
2	8.00%, 12/1/24, MBS	Aaa/AAA	2,009
3	8.00%, 9/1/27, MBS	Aaa/AAA	2,864
27	8.00%, 4/1/30, MBS (l)	Aaa/AAA	29,903
111	8.00%, 5/1/30, MBS (l)	Aaa/AAA	121,636
2	8.00%, 6/1/30, MBS	Aaa/AAA	1,922
65	8.00%, 7/1/30, MBS (l)	Aaa/AAA	71,051
2,173	8.00%, 7/19/30, CMO, VRN (l)	Aaa/AAA	2,343,220
52	8.00%, 8/1/30, MBS (l)	Aaa/AAA	56,892
1	8.00%, 9/1/30, MBS	Aaa/AAA	1,227
10	8.00%, 10/1/30, MBS	Aaa/AAA	10,643
21	8.00%, 1/1/31, MBS	Aaa/AAA	22,796
16	8.00%, 3/1/31, MBS	Aaa/AAA	17,448
135	8.00%, 5/1/31, MBS (l)	Aaa/AAA	147,464
583	8.00%, 7/1/31, MBS (l)	Aaa/AAA	637,433
47	8.00%, 8/1/31, MBS (l)	Aaa/AAA	51,029
458	8.00%, 10/1/31, MBS (l)	Aaa/AAA	502,923
83	8.00%, 11/1/31, MBS (l)	Aaa/AAA	90,696
37	8.00%, 1/1/32, MBS (l)	Aaa/AAA	40,818
12	8.00%, 6/1/32, MBS	Aaa/AAA	13,414
91	8.50%, 4/1/16, MBS (l)	Aaa/AAA	99,997
1,737	8.50%, 6/18/27, CMO (l)	Aaa/AAA	1,962,817
189	8.50%, 6/25/30, CMO (l)	Aaa/AAA	206,717
8,784	9.00%, 12/1/19, MBS (l)	Aaa/AAA	9,908,932
1,219	9.420%, 5/15/21, MBS (l)	Aaa/AAA	1,343,649
409	10.099%, 7/15/27, MBS (l)	Aaa/AAA	457,591
49	10.30%, 4/25/19, CMO (l)	Aaa/AAA	51,477

			140,463,196

	Federal Housing Administration—0.1%
178	7.43%, 6/1/24 (g)	Aaa/AAA	178,926

	Freddie Mac—50.8%
11	4.236%, 4/1/33, FRN, MBS	Aaa/AAA	10,844
11	4.573%, 12/1/26, FRN, MBS	Aaa/AAA	11,166
197	5.00%, 10/15/16, CMO (l)	Aaa/AAA	202,295
250	5.00%, 11/15/16, CMO (l)	Aaa/AAA	257,598

PIMCO Strategic Global Government Fund, Inc. Schedule of Investments

April 30, 2009 (unaudited)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value*
	Freddie Mac (continued)
$66	5.00%, 2/15/24, CMO (l)	Aaa/AAA	$69,499
102	5.211%, 9/1/31, FRN, MBS (l)	Aaa/AAA	102,438
99	5.50%, 12/1/31, MBS (l)	Aaa/AAA	102,100
99	6.00%, 10/15/12, CMO (l)	Aaa/AAA	102,297
387	6.00%, 9/15/16, CMO (l)	Aaa/AAA	409,844
4,057	6.00%, 12/15/16, CMO (l)	Aaa/AAA	4,312,534
55	6.00%, 3/15/17, CMO (l)	Aaa/AAA	58,206
1,550	6.00%, 4/1/17, MBS (l)	Aaa/AAA	1,625,724
1,218	6.00%, 12/15/28, CMO (l)	Aaa/AAA	1,294,863
11	6.00%, 2/1/33, MBS	Aaa/AAA	11,670
2,336	6.00%, 3/1/33, MBS (l)	Aaa/AAA	2,440,818
71	6.00%, 2/1/34, MBS (l)	Aaa/AAA	75,154
115	6.00%, 3/15/35, CMO (l)	Aaa/AAA	116,586
1,798	6.50%, 11/1/16, MBS (l)	Aaa/AAA	1,903,030
300	6.50%, 4/15/18, CMO (l)	Aaa/AAA	297,738
26	6.50%, 8/1/21, MBS (l)	Aaa/AAA	28,277
3,000	6.50%, 10/15/23, CMO (l)	Aaa/AAA	3,198,118
92	6.50%, 12/15/23, CMO (l)	Aaa/AAA	95,614
9	6.50%, 6/1/29, MBS	Aaa/AAA	9,734
15,826	6.50%, 6/15/31, CMO (l)	Aaa/AAA	16,874,721
100	6.50%, 12/15/31, CMO (l)	Aaa/AAA	106,954
1,524	6.50%, 6/15/32, CMO (l)	Aaa/AAA	1,630,514
7,592	6.50%, 7/15/32, CMO (l)	Aaa/AAA	8,230,102
7,773	6.50%, 7/1/37, MBS (l)	Aaa/AAA	8,167,219
135	6.50%, 2/25/43, CMO (l)	Aaa/AAA	140,550
126	6.50%, 9/25/43, CMO, VRN (l)	Aaa/AAA	132,012
742	6.50%, 10/25/43, CMO (l)	Aaa/AAA	781,447
6,176	6.50%, 3/25/44, CMO	Aaa/AAA	6,505,123
1,987	6.90%, 9/15/23, CMO (l)	Aaa/AAA	2,115,882
950	6.95%, 7/15/21, CMO (l)	Aaa/AAA	1,030,823
1,153	6.976%, 7/25/32, CMO, VRN	Aaa/AAA	1,204,752
—(h)	7.00%, 8/1/10, MBS	Aaa/AAA	235
1	7.00%, 11/1/10, MBS	Aaa/AAA	772
2	7.00%, 1/1/11, MBS	Aaa/AAA	2,056
1,339	7.00%, 9/1/11, MBS (l)	Aaa/AAA	1,396,848
11	7.00%, 3/1/12, MBS	Aaa/AAA	11,593
145	7.00%, 7/15/12, CMO (l)	Aaa/AAA	145,282
226	7.00%, 9/1/12, MBS (l)	Aaa/AAA	237,758
36	7.00%, 10/1/12, MBS	Aaa/AAA	38,154
22	7.00%, 11/1/12, MBS	Aaa/AAA	23,255
25	7.00%, 12/1/12, MBS	Aaa/AAA	26,232
961	7.00%, 7/1/13, MBS (l)	Aaa/AAA	1,001,993
15	7.00%, 1/1/14, MBS	Aaa/AAA	15,674
624	7.00%, 9/1/14, MBS (l)	Aaa/AAA	659,327
123	7.00%, 11/1/14, MBS (l)	Aaa/AAA	130,747
49	7.00%, 7/1/15, MBS	Aaa/AAA	51,928
15	7.00%, 8/1/15, MBS	Aaa/AAA	15,940
55	7.00%, 4/1/16, MBS (l)	Aaa/AAA	57,744
7	7.00%, 6/1/16, MBS	Aaa/AAA	7,231
53	7.00%, 7/1/16, MBS (l)	Aaa/AAA	56,195
13	7.00%, 11/1/16, MBS	Aaa/AAA	14,150

PIMCO Strategic Global Government Fund, Inc. Schedule of Investments

April 30, 2009 (unaudited)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value*
	Freddie Mac (continued)
$41	7.00%, 3/1/17, MBS (l)	Aaa/AAA	$44,210
1,219	7.00%, 6/1/17, MBS (l)	Aaa/AAA	1,283,728
956	7.00%, 8/1/21, MBS (l)	Aaa/AAA	1,008,394
1,264	7.00%, 9/1/21, MBS (l)	Aaa/AAA	1,332,822
1,814	7.00%, 1/15/24, CMO (l)	Aaa/AAA	1,940,511
100	7.00%, 3/15/24, CMO (l)	Aaa/AAA	98,753
12	7.00%, 7/1/24, MBS	Aaa/AAA	12,729
977	7.00%, 9/15/25, CMO (l)	Aaa/AAA	1,041,435
1,377	7.00%, 7/15/27, CMO (l)	Aaa/AAA	1,495,731
4,311	7.00%, 3/15/29, CMO (l)	Aaa/AAA	4,700,764
143	7.00%, 3/1/31, MBS (l)	Aaa/AAA	153,784
2,321	7.00%, 6/15/31, CMO (l)	Aaa/AAA	2,472,270
957	7.00%, 10/1/31, MBS (l)	Aaa/AAA	1,028,358
441	7.00%, 1/1/32, MBS (l)	Aaa/AAA	476,227
27	7.00%, 3/1/32, MBS (l)	Aaa/AAA	28,760
146	7.00%, 4/1/32, MBS (l)	Aaa/AAA	156,609
589	7.00%, 1/1/36, MBS (l)	Aaa/AAA	633,090
9,815	7.00%, 6/1/36, MBS (l)	Aaa/AAA	10,381,865
988	7.00%, 7/1/36, MBS (l)	Aaa/AAA	1,045,556
9,009	7.00%, 8/1/36, MBS (l)	Aaa/AAA	9,528,575
6,976	7.00%, 9/1/36, MBS (l)	Aaa/AAA	7,379,147
2,931	7.00%, 11/1/36, MBS (l)	Aaa/AAA	3,103,645
1,039	7.00%, 12/1/36, MBS (l)	Aaa/AAA	1,098,908
6,794	7.00%, 1/1/37, MBS (l)	Aaa/AAA	7,185,708
1,048	7.00%, 2/25/43, CMO (l)	Aaa/AAA	1,129,737
434	7.00%, 9/25/43, CMO (l)	Aaa/AAA	456,141
138	7.00%, 10/25/43, CMO (l)	Aaa/AAA	146,603
110	7.50%, 1/1/16, MBS (l)	Aaa/AAA	116,669
1,325	7.50%, 5/15/24, CMO (l)	Aaa/AAA	1,446,554
517	7.50%, 8/1/24, MBS (l)	Aaa/AAA	560,919
4	7.50%, 6/1/25, MBS	Aaa/AAA	4,692
28	7.50%, 12/1/25, MBS	Aaa/AAA	30,740
7	7.50%, 1/1/26, MBS	Aaa/AAA	8,672
18	7.50%, 2/1/26, MBS	Aaa/AAA	20,083
28	7.50%, 3/1/26, MBS	Aaa/AAA	30,559
44	7.50%, 4/1/26, MBS (l)	Aaa/AAA	47,948
40	7.50%, 5/1/26, MBS	Aaa/AAA	44,228
335	7.50%, 6/1/26, MBS (l)	Aaa/AAA	367,097
248	7.50%, 7/1/26, MBS (l)	Aaa/AAA	271,699
53	7.50%, 8/1/26, MBS	Aaa/AAA	57,571
15	7.50%, 11/1/26, MBS	Aaa/AAA	15,951
591	7.50%, 12/1/26, MBS (l)	Aaa/AAA	647,429
256	7.50%, 3/15/28, CMO (l)	Aaa/AAA	261,967
5	7.50%, 2/1/30, MBS	Aaa/AAA	5,122
16	7.50%, 4/1/30, MBS	Aaa/AAA	17,216
—(h)	7.50%, 6/1/30, MBS	Aaa/AAA	102
11	7.50%, 10/1/30, MBS	Aaa/AAA	11,892
25	7.50%, 11/1/30, MBS	Aaa/AAA	27,017
1,313	7.50%, 12/1/30, MBS (l)	Aaa/AAA	1,439,287
932	7.50%, 5/1/32, MBS (l)	Aaa/AAA	1,021,467
281	7.50%, 7/25/32, CMO, VRN (l)	Aaa/AAA	302,997

PIMCO Strategic Global Government Fund, Inc. Schedule of Investments

April 30, 2009 (unaudited)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value*
	Freddie Mac (continued)
$ 295	7.50%, 7/1/33, MBS (l)	Aaa/AAA	$313,667
1,082	7.50%, 3/1/37, MBS (l)	Aaa/AAA	1,142,839
83	7.50%, 2/25/42, CMO (l)	Aaa/AAA	89,706
43	8.00%, 2/15/22, CMO (l)	Aaa/AAA	43,883
100	8.00%, 8/15/22, CMO (l)	Aaa/AAA	111,855
44	8.00%, 7/1/24, MBS	Aaa/AAA	48,259
67	8.00%, 8/1/24, MBS (l)	Aaa/AAA	74,107
819	8.00%, 12/1/26, MBS (l)	Aaa/AAA	899,045
256	8.00%, 4/15/30, CMO (l)	Aaa/AAA	272,777
320	8.50%, 4/15/22, CMO (l)	Aaa/AAA	340,845
535	8.50%, 10/1/30, MBS (l)	Aaa/AAA	573,959

			137,582,240

	Ginnie Mae—4.0%
443	5.50%, 6/20/35, FRN, MBS	Aaa/AAA	456,935
90	6.50%, 6/20/32, CMO (l)	Aaa/AAA	96,733
4	7.00%, 4/15/24, MBS	Aaa/AAA	4,219
34	7.00%, 7/15/25, MBS (l)	Aaa/AAA	36,295
60	7.00%, 9/15/25, MBS (l)	Aaa/AAA	64,593
23	7.00%, 11/15/25, MBS	Aaa/AAA	24,141
12	7.00%, 12/15/25, MBS	Aaa/AAA	12,759
40	7.00%, 3/15/26, MBS (l)	Aaa/AAA	43,562
11	7.00%, 4/15/26, MBS	Aaa/AAA	11,521
4	7.00%, 5/15/26, MBS	Aaa/AAA	3,766
64	7.00%, 6/15/26, MBS (l)	Aaa/AAA	68,617
4,935	7.00%, 3/20/31, CMO (l)	Aaa/AAA	5,223,824
123	7.25%, 7/16/28, CMO (l)	Aaa/AAA	125,200
7	7.50%, 1/15/17, MBS	Aaa/AAA	6,898
10	7.50%, 2/15/17, MBS	Aaa/AAA	10,116
9	7.50%, 3/15/17, MBS	Aaa/AAA	9,341
3	7.50%, 4/15/17, MBS	Aaa/AAA	3,639
9	7.50%, 5/15/17, MBS	Aaa/AAA	9,105
3	7.50%, 7/15/17, MBS	Aaa/AAA	2,974
2	7.50%, 6/15/23, MBS	Aaa/AAA	1,626
19	7.50%, 10/15/25, MBS	Aaa/AAA	20,966
—(h)	7.50%, 2/15/26, MBS	Aaa/AAA	445
165	7.50%, 3/15/26, MBS (l)	Aaa/AAA	178,033
166	7.50%, 6/20/26, CMO (l)	Aaa/AAA	175,914
404	7.50%, 9/15/26, MBS (l)	Aaa/AAA	436,413
11	7.50%, 12/15/26, MBS	Aaa/AAA	11,521
4	7.50%, 1/15/27, MBS	Aaa/AAA	4,387
4	7.50%, 2/15/27, MBS	Aaa/AAA	4,613
72	7.50%, 3/15/27, MBS (l)	Aaa/AAA	77,406
319	7.50%, 4/15/27, MBS (l)	Aaa/AAA	344,842
11	7.50%, 5/15/27, MBS	Aaa/AAA	12,185
119	7.50%, 6/15/27, MBS (l)	Aaa/AAA	129,710
190	7.50%, 7/15/27, MBS (l)	Aaa/AAA	205,712
57	7.50%, 8/15/27, MBS (l)	Aaa/AAA	61,931
71	7.50%, 12/15/27, MBS (l)	Aaa/AAA	75,921
444	7.50%, 1/15/28, MBS (l)	Aaa/AAA	479,922
105	7.50%, 2/15/28, MBS (l)	Aaa/AAA	113,815
172	7.50%, 1/15/29, MBS (l)	Aaa/AAA	185,987

PIMCO Strategic Global Government Fund, Inc. Schedule of Investments

April 30, 2009 (unaudited)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value*
	Ginnie Mae (continued)
$222	7.50%, 2/15/29, MBS (l)	Aaa/AAA	$240,014
182	7.50%, 3/15/29, MBS (l)	Aaa/AAA	196,618
5	8.00%, 6/15/16, MBS	Aaa/AAA	5,480
—(h)	8.00%, 7/15/16, MBS	Aaa/AAA	226
11	8.00%, 1/15/17, MBS	Aaa/AAA	12,234
3	8.00%, 2/15/17, MBS	Aaa/AAA	3,630
13	8.00%, 3/15/17, MBS	Aaa/AAA	14,573
22	8.00%, 4/15/17, MBS	Aaa/AAA	23,909
16	8.00%, 5/15/17, MBS	Aaa/AAA	17,581
9	8.00%, 6/15/17, MBS	Aaa/AAA	9,939
13	8.00%, 7/15/17, MBS	Aaa/AAA	13,785
1	8.00%, 1/15/20, MBS	Aaa/AAA	639
1	8.00%, 2/15/20, MBS	Aaa/AAA	1,158
1	8.00%, 5/15/21, MBS	Aaa/AAA	565
9	8.00%, 11/15/21, MBS	Aaa/AAA	9,327
7	8.00%, 12/15/21, MBS	Aaa/AAA	7,269
9	8.00%, 4/15/22, MBS	Aaa/AAA	9,763
1	8.00%, 5/15/22, MBS	Aaa/AAA	762
8	8.00%, 11/15/22, MBS	Aaa/AAA	8,639
429	8.00%, 3/20/30, CMO (l)	Aaa/AAA	483,468
—(h)	8.50%, 10/15/16, MBS	Aaa/AAA	274
—(h)	8.50%, 10/15/17, MBS	Aaa/AAA	292
—(h)	8.50%, 5/15/22, MBS	Aaa/AAA	253
1	8.50%, 1/15/23, MBS	Aaa/AAA	1,034
9	8.50%, 4/15/23, MBS	Aaa/AAA	9,599
3	8.50%, 8/15/30, MBS	Aaa/AAA	3,858
12	8.50%, 2/15/31, MBS	Aaa/AAA	13,462
17	9.00%, 6/15/16, MBS	Aaa/AAA	18,236
44	9.00%, 11/15/16, MBS (l)	Aaa/AAA	47,946
73	9.00%, 12/15/16, MBS (l)	Aaa/AAA	79,179
37	9.00%, 9/15/17, MBS (l)	Aaa/AAA	40,255
67	9.00%, 12/15/17, MBS (l)	Aaa/AAA	74,324
69	9.00%, 3/15/18, MBS (l)	Aaa/AAA	74,669
134	9.00%, 5/15/18, MBS (l)	Aaa/AAA	144,807
23	9.00%, 6/15/18, MBS	Aaa/AAA	25,087
284	9.00%, 10/15/19, MBS (l)	Aaa/AAA	307,890
178	9.00%, 11/15/19, MBS (l)	Aaa/AAA	192,278
122	9.00%, 1/15/20, MBS (l)	Aaa/AAA	132,745

			10,961,354

	Small Business Administration—27.8%
695	4.625%, 2/1/25	Aaa/AAA	715,599
2,000	4.727%, 2/10/19	NR/AAA	2,016,057
911	4.754%, 8/10/14	Aaa/AAA	939,737
28,900	4.76%, 2/1/29 (l)	NR/AAA	29,863,243
891	5.038%, 3/10/15	Aaa/AAA	910,304
2,712	5.09%, 10/1/25	Aaa/AAA	2,818,270
7,771	5.471%, 3/10/18	Aaa/AAA	7,964,836
1,821	5.51%, 11/1/27	Aaa/AAA	1,912,010
17,139	5.60%, 9/1/28	Aaa/AAA	18,427,037
6,000	5.72%, 1/1/29	Aaa/AAA	6,493,954
182	5.78%, 8/1/27	Aaa/AAA	186,990

PIMCO Strategic Global Government Fund, Inc. Schedule of Investments

April 30, 2009 (unaudited)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value*
	Small Business Administration (continued)
$182	5.82%, 7/1/27	Aaa/AAA	$196,630
193	6.30%, 7/1/13	Aaa/AAA	199,027
451	6.30%, 6/1/18	Aaa/AAA	478,964
739	6.344%, 8/1/11	Aaa/AAA	770,888
170	6.40%, 8/1/13	Aaa/AAA	175,590
309	6.64%, 2/1/11	Aaa/AAA	323,404
64	7.20%, 6/1/17	Aaa/AAA	68,800
765	7.449%, 8/1/10	Aaa/AAA	792,327
41	7.70%, 7/1/16	Aaa/AAA	44,554

			75,298,221

	Vendee Mortgage Trust—2.8%
540	6.50%, 3/15/29, CMO	Aaa/AAA	553,383
109	6.75%, 2/15/26, CMO	Aaa/AAA	116,897
241	6.75%, 6/15/26, CMO	Aaa/AAA	253,027
6,315	7.50%, 9/15/30, CMO	Aaa/AAA	6,632,049

			7,555,356

	Total U.S. Government Agency Securities (cost—$361,604,407)		372,039,293

CORPORATE BONDS & NOTES—44.2%
Banking—3.3%
3,000	American Express Bank, 0.563%, 5/29/12, FRN	A2/A+	2,511,789
2,500	Credit Agricole S.A., 6.637%, 5/31/17, FRN (a)(d)(i)(l)	Aa3/A-	1,200,213
825	Wachovia Bank, 1.408%, 11/3/14, FRN (l)	Aa3/AA	589,551
	Wachovia Corp. FRN (l),
3,000	1.23%, 4/23/12	A1/AA	2,660,790
2,250	1.261%, 10/15/11	A1/AA	2,042,750

			9,005,093

Financial Services—28.8%
7,000	American Express Credit Corp., 0.613%, 6/16/11, FRN (l)	A2/A	6,113,086
1,800	C10 Capital SPV Ltd., 6.722%, 12/31/16, FRN (i)	NR/CCC	808,598
	CIT Group, Inc.,
750	1.318%, 11/3/10, FRN (l)	Ba2/NR	499,323
€500	2.012%, 6/20/13, FRN	Ba2/BBB-	294,835
$1,000	5.60%, 11/2/11 (l)	Ba2/BBB-	660,690
1,500	5.80%, 7/28/11 (l)	Ba2/BBB-	998,435
	Citigroup, Inc.,
3,000	1.445%, 3/16/12, FRN	A3/A	2,402,268
9,000	5.00%, 9/15/14 (l)	Baa1/A-	6,174,972
20,000	5.625%, 8/27/12 (l)	Baa1/A-	15,440,200
	General Electric Capital Corp.,
4,000	6.875%, 1/10/39 (l)	Aa2/AA+	3,145,956
£3,000	6.50%, 9/15/67 (Converts to FRN on 9/15/17)	Aa3/A+	2,156,019
	General Motors Acceptance Corp. LLC,
$3,000	6.00%, 12/15/11	C/CCC	1,936,821
3,000	6.75%, 12/1/14	C/CCC	1,923,960
4,000	Goldman Sachs Group, Inc., 1.639%, 1/12/15, FRN (l)	A1/A	3,155,600
	International Lease Finance Corp. (l),
5,000	4.15%, 1/20/15	Baa2/BBB+	3,647,500
9,763	5.75%, 6/15/11	Baa2/BBB+	7,446,308
	Morgan Stanley (l),
2,000	1.357%, 1/18/11, FRN	A2/A	1,863,840

PIMCO Strategic Global Government Fund, Inc. Schedule of Investments

April 30, 2009 (unaudited)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value*
Financial Services (continued)
$ 4,000	1.449%, 1/9/14, FRN	A2/A	$3,234,336
8,000	1.557%, 10/18/16, FRN	A2/A	5,653,232
1,000	6.625%, 4/1/18	A2/A	953,223
	SLM Corp.,
570	1.65%, 2/1/14, FRN (l)	Baa2/BBB-	170,880
€ 1,000	2.193%, 11/15/11, FRN	Baa2/BBB-	808,311
€ 1,500	3.125%, 9/17/12	Baa2/BBB-	1,063,393
€ 2,000	4.75%, 3/17/14	Baa2/BBB-	1,404,606
$ 5,000	Teco Finance, Inc., 6.75%, 5/1/15 (l)	Baa3/BB+	4,333,000
1,800	UBS AG, 5.875%, 12/20/17 (l)	Aa2/A+	1,581,377

			77,870,769

Industrial—6.1%
2,000	Bon-Ton Stores, Inc., 10.25%, 3/15/14	Caa3/CCC	635,000
	Dynegy Holdings, Inc.,
500	7.125%, 5/15/18	B3/B	307,500
1,000	8.375%, 5/1/16	B3/B	805,000
	Gaz Capital S.A.,
€ 1,000	5.875%, 6/1/15 (a)(d)	A3/BBB	1,075,054
$ 3,000	8.625%, 4/28/34	Baa1/BBB	2,790,000
2,000	Gazprom AG, 9.625%, 3/1/13	Baa1/BBB	1,960,000
1,350	Georgia-Pacific LLC, 7.75%, 11/15/29	B2/B+	1,066,500
1,500	HCA, Inc., 9.00%, 12/15/14	Caa1/B-	1,212,842
	Pemex Project Funding Master Trust,
900	6.625%, 6/15/38 (l)	Baa1/BBB+	720,000
80	9.125%, 10/13/10	Baa1/BBB+	85,800
2,300	Petroliam Nasional Bhd., 7.625%, 10/15/26	A1/A-	2,296,092
1,500	SemGroup L.P., 8.75%, 11/15/15 (a)(d)(f)	NR/NR	56,250
2,793	United Air Lines, Inc., 6.636%, 1/2/24	Ba1/BBB-	1,899,302
900	Vale Overseas Ltd., 6.25%, 1/23/17	Baa2/BBB+	881,080
1,500	Verso Paper Holdings LLC, 9.125%, 8/1/14	B2/B+	697,500

			16,487,920

Insurance—2.2%
	American International Group, Inc.,
1,000	1.217%, 10/18/11, FRN (l)	A3/A-	489,457
1,000	5.85%, 1/16/18 (l)	A3/A-	337,859
14,275	8.175%, 5/15/68 (Converts to FRN on 5/15/38) (a)(d)(l)	Ba2/BBB	1,643,195
9,700	8.25%, 8/15/18 (a)(d)(l)	A3/A-	3,414,002
£ 1,750	8.625%, 5/22/68 (Converts to FRN on 5/22/18) (b)	Ba2/BBB	123,175

			6,007,688

Tobacco—3.4%
$10,000	Reynolds American, Inc., 2.02%, 6/15/11, FRN (l)	Baa3/BBB	9,258,360

Utilities—0.4%
1,250	Ras Laffan Liquefied Natural Gas Co. Ltd. III, 6.332%, 9/30/27 (b)	Aa2/A	1,023,882

	Total Corporate Bonds & Notes (cost—$142,959,911)		119,653,712

MORTGAGE-BACKED SECURITIES—33.4%
62	Citigroup Mortgage Loan Trust, Inc., 7.00%, 9/25/33, CMO	Aaa/NR	61,555

PIMCO Strategic Global Government Fund, Inc. Schedule of Investments

April 30, 2009 (unaudited)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value*
	Countrywide Alternative Loan Trust, CMO,
$1,946	6.25%, 8/25/37	Caa1/B	$961,867
2,453	6.50%, 7/25/35	Ba1/AAA	1,403,727
	Countrywide Home Loan Mortgage Pass-Through Trust, CMO,
1,719	5.251%, 8/25/34, FRN	A1/AAA	926,188
4,903	7.50%, 11/25/34 (a)(d)	Aaa/NR	4,946,066
	Credit Suisse First Boston Mortgage Securities Corp., CMO,
815	1.088%, 3/25/34, FRN	Aa2/AA+	386,089
1,573	7.00%, 2/25/34	Aaa/AAA	1,448,893
627	DLJ Commercial Mortgage Corp., 7.34%, 10/10/32, CMO	Aaa/NR	628,743
970	GMAC Mortgage Corp. Loan Trust, 5.221%, 8/19/34, CMO, FRN	Aaa/AAA	445,572
4,366	GSAA Trust, 6.00%, 4/1/34, CMO	Aa1/AAA	3,696,391
	GSMPS Mortgage Loan Trust, CMO (a)(d),
4,509	7.00%, 6/25/43	NR/NR	3,780,169
140	7.50%, 6/19/27, VRN	NR/NR	142,757
2,092	8.00%, 9/19/27, VRN	NR/NR	1,425,734
	GSR Mortgage Loan Trust, CMO,
10,330	5.242%, 11/25/35, VRN	NR/AAA	6,971,045
5,000	5.50%, 11/25/35	NR/AAA	2,845,599
3,373	6.50%, 1/25/34	NR/AAA	3,239,868
2,392	MASTR Adjustable Rate Mortgage Trust, 4.961%, 10/25/34, CMO, VRN	NR/NR	1,454,876
	MASTR Alternative Loans Trust, CMO,
1,758	6.50%, 3/25/34	Aaa/AAA	1,513,354
167	7.00%, 4/25/34	Aaa/AAA	137,253
	MASTR Reperforming Loan Trust, CMO (a),
3,849	7.00%, 5/25/35 (d)	Aaa/AAA	3,161,630
5,471	7.50%, 7/25/35	Aaa/AAA	5,998,995
	Nomura Asset Acceptance Corp., CMO (a)(d),
3,142	7.00%, 10/25/34	Aaa/AAA	2,931,425
4,354	7.50%, 3/25/34	Aaa/AAA	4,230,788
9,427	7.50%, 10/25/34	Aaa/AAA	8,890,177
	Residential Accredit Loans, Inc., CMO,
4,641	0.618%, 6/25/46, FRN	Caa1/AAA	1,862,066
5,499	6.00%, 8/25/35	NR/AAA	3,833,048
	Residential Asset Mortgage Products, Inc., CMO,
168	6.50%, 11/25/31	NR/AAA	168,192
1,646	7.00%, 8/25/16	NR/AAA	1,442,586
1,396	8.50%, 10/25/31	Aaa/AAA	1,315,085
1,957	8.50%, 11/25/31	NR/AAA	2,028,074
2,514	Sequoia Mortgage Trust, 0.647%, 7/20/36, CMO, FRN	Ba3/AAA	1,447,327
709	Structured Adjustable Rate Mortgage Loan Trust,
	4.579%, 3/25/34, CMO, VRN	Aa2/AAA	527,640
7,135	Structured Asset Mortgage Investments, Inc.,
	3.133%, 8/25/47, CMO, FRN	B2/AAA	2,612,727
6,839	Structured Asset Securities Corp., 7.50%, 10/25/36, CMO (a)(d)	Aaa/AAA	6,603,404
	Washington Mutual, Inc., CMO,
3,506	6.50%, 8/25/34	NR/AAA	3,194,287
621	7.00%, 3/25/34	NR/AAA	491,226
2,666	7.50%, 4/25/33	NR/AAA	2,376,854
1,800	Wells Fargo Mortgage-Backed Securities Trust,
	4.094%, 6/25/35, CMO, FRN	NR/AAA	1,045,143

	Total Mortgage-Backed Securities (cost—$112,370,043)		90,576,420

PIMCO Strategic Global Government Fund, Inc. Schedule of Investments

April 30, 2009 (unaudited)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value*
U.S. TREASURY BONDS & NOTES—19.1%
	U.S. Treasury Inflation Indexed Bonds & Notes (e)(j),
$28,183	2.00%, 7/15/14		$28,790,171
16,058	2.00%, 1/15/16		16,358,914
6,144	2.625%, 7/15/17		6,584,063

	Total U.S. Treasury Bonds & Notes (cost—$51,317,070)		51,733,148

ASSET-BACKED SECURITIES—2.2%
1,142	Access Financial Manufactured Housing Contract Trust, 7.65%, 5/15/21	Ca/NR	827,159
	Ameriquest Mortgage Securities, Inc., FRN (f),
2,301	3.963%, 11/25/32	Ca/D	153,690
1,192	6.063%, 2/25/33	Ca/D	91,425
1,089	Bear Stearns Alt-A Trust, 6.25%, 8/25/36, CMO, VRN	Caa2/BB	488,073
	Conseco Finance Securitizations Corp.,
781	7.96%, 2/1/32	Ca/CCC-	413,615
370	7.97%, 5/1/32	Ca/CCC-	181,811
	Green Tree Financial Corp.,
322	6.53%, 2/1/31, VRN	NR/B-	167,889
461	7.05%, 1/15/27	Ca/B	242,295
1,000	Greenpoint Manufactured Housing, 8.30%, 10/15/26, VRN	Ca/NR	567,559
3,364	Morgan Stanley ABS Capital I, 0.618%, 1/25/36, FRN	Baa2/AAA	2,779,072
51	Oakwood Mortgage Investors, Inc., 0.681%, 5/15/13, FRN	Caa1/BB-	25,258
41	Residential Asset Mortgage Products, Inc., 8.50%, 12/25/31	NR/AAA	27,337

	Total Asset-Backed Securities (cost—$8,936,120)		5,965,183

SOVEREIGN DEBT OBLIGATIONS—2.4%
Panama—1.6%
3,641	Republic of Panama, 9.375%, 4/1/29	Ba1/BB+	4,278,175

Tunisia—0.8%
2,000	Banque Centrale de Tunisie, 7.375%, 4/25/12	Baa2/BBB	2,080,000

	Total Sovereign Debt Obligations (cost—$6,911,412)		6,358,175

SENIOR LOAN (a)(c)—0.7%
Financial Services—0.7%
2,659	Chrysler Financial Corp., 4.46%, 8/3/12 (cost—$2,565,756)		1,975,628

MUNICIPAL BONDS—0.4%
West Virginia—0.4%
	Tobacco Settlement Finance Auth. Rev.,
1,970	7.467%, 6/1/47, Ser. A (cost—$1,852,577)	Baa3/BBB	1,108,164

SHORT-TERM INVESTMENTS—19.0%
U.S. Treasury Bills (k)—8.7%
23,430	0.07%-1.01%, 5/7/09-6/11/09 (cost—$23,428,906)		23,428,906

Corporate Notes—5.6%
Financial Services—5.6%
2,000	CIT Group, Inc., 1.451%, 3/12/10, FRN (l)	Ba2/BBB-	1,586,730
	General Motors Acceptance Corp. LLC,
2,500	2.488%, 5/15/09, FRN	C/CCC	2,471,875
4,000	7.75%, 1/19/10	C/CCC	3,600,724

PIMCO Strategic Global Government Fund, Inc. Schedule of Investments

April 30, 2009 (unaudited)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value*
Financial Services (continued)
$ 8,460	International Lease Finance Corp., 5.00%, 4/15/10 (l)	Baa2/BBB+	$7,585,092

	Total Corporate Notes (cost—$15,295,458)		15,244,421

Repurchase Agreements—4.6%
12,200	Goldman Sachs & Co.,
	dated 4/30/09, 0.17%, due
	5/1/09, proceeds $12,200,058;
	collateralized by Fannie Mae,
	6.00%, due 9/1/34,
	valued at $12,584,283
	including accrued interest		12,200,000
284	State Street Bank & Trust Co.,
	dated 4/30/09, 0.01%, due
	5/1/09, proceeds $284,000;
	collateralized by U.S.
	Treasury Bills, 0.081%, due
	8/13/09, valued at $289,913
	including accrued interest		284,000

	Total Repurchase Agreements (cost—$12,484,000)		12,484,000

U.S. Government Agency Securities—0.1%
5	Fannie Mae, 7.00%, 6/1/09, MBS	Aaa/AAA	5,167
	Freddie Mac, MBS,
1	7.00%, 6/1/09	Aaa/AAA	529
—(h)	7.00%, 9/1/09	Aaa/AAA	16
—(h)	7.00%, 10/1/09	Aaa/AAA	367
1	7.00%, 11/1/09	Aaa/AAA	1,231
—(h)	7.00%, 1/1/10	Aaa/AAA	113
	Small Business Administration,
112	7.54%, 8/10/09	Aaa/AAA	113,142
240	8.017%, 2/10/10	Aaa/AAA	248,475

	Total U.S. Government Agency Securities (cost—$363,069)		369,040

	Total Short-Term Investments (cost—$51,571,433)		51,526,367

	Total Investments before securities sold short
	(cost—$740,088,729)—258.8%		700,936,090

SECURITY SOLD SHORT—(2.8%)
	Freddie Mac—(2.8%)
7,100	6.50%, TBA
	(proceeds—$7,472,750)	Aaa/AAA	(7,520,455)

	Total Investments net of securities sold short
	(cost—$732,615,979)—256.0%		693,415,635
	Other liabilities in excess of other assets—(156.0)%		(422,556,708)

	Net Assets—100.0%		$270,858,927

Notes to Schedule of Investments:

*	Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services.

Portfolio securities and other financial instruments for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of a security, are fair-valued, in good faith, pursuant to procedures established by the Board of Directors or persons acting at their discretion pursuant to procedures established by the Board of Directors, including certain fixed income income securities which may be valued with reference to securities whose prices are more readily available. The Fund’s investments, including over-the-counter options, are valued daily using prices supplied by an independent pricing service or dealer quotations, or by using the last sale price on the exchange that is the primary market for such securities, or the last quoted mean price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily until settlement at the forward settlement value. Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days. Investments initially valued in currencies other than U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the Net Asset Value (“NAV”) of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange (“NYSE”) is closed and the NAV may change on days when an investor is not able to purchase or sell shares.

The prices used by the Fund to value securities may differ from the value that would be realized if the securities were sold and these differences could be material. The Fund’s NAV is normally determined daily as of the close of regular trading (normally, 4:00 p.m. Eastern time) on the NYSE on each day the NYSE is open for business.

(a)	Private Placement—Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $51,475,487, representing 19.0% of net assets.

(b)	Illiquid security.

(c)	These securities generally pay interest at rates which are periodically pre-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the “LIBOR” or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. These securities are generally considered to be restricted as the Fund is ordinarily contractually obligated to receive approval from the Agent bank and/or borrower prior to disposition. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional payments by the borrower. Such prepayments cannot be predicted with certainty. The interest rate disclosed reflects the rate in effect on April 30, 2009.

(d)	144A Security—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(e)	When-issued or delayed-delivery security. To be settled/delivered after April 30, 2009.

(f)	In default.

(g)	Fair-Valued—Securities with an aggregate value of $178,926, representing 0.1% of net assets.

(h)	Principal amount less than $500.

(i)	Perpetual maturity security. Maturity date shown is the first call date. Interest rate is fixed until the first call date and variable thereafter.

(j)	Inflationary Bonds—Principal amount of security is adjusted for inflation.

(k)	All or partial amount segregated as collateral for swaps.

(l)	All or partial amount segregated as collateral for reverse repurchase agreements.

Glossary:

ABS—Asset-Backed Securities

CMO—Collateralized Mortgage Obligation

€—Euro

FRN—Floating Rate Note. The interest rate disclosed reflects the rate in effect on April 30, 2009.

£—British Pound

LIBOR—London Inter-Bank Offered Rate

MBS—Mortgage-Backed Securities

NR—Not Rated

TBA—To Be Announced

VRN—Variable Rate Note. Instruments whose interest rates change on specified date (such as a coupon date or interest payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). The interest rate disclosed reflects the rate in effect on April 30, 2009.

Other Investments:

(a) Credit Default swap agreements:

Sell protection swap agreements outstanding at April 30, 2009(1).

Swap Counterparty/ Referenced Debt Issuer	Notional Amount Payable on Default (000)(3)	Credit Spread(2)	Termination Date	Payments Received by Fund	Market Value(4)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Bank of America:
ABS Home Equity Index	$6,000	37.16%	8/25/37	0.15%	$(5,819,100)	$(5,325,000)	$(494,100)
Barclays Bank:
CIT Group	3,700	16.70%	12/20/13	5.00%	(1,075,205)	(753,500)	(321,705)
BNP Paribas:
General Electric	800	6.85%	12/20/13	4.60%	(60,537)	—	(60,537)
Citigroup:
American Express	500	4.01%	12/20/13	4.30%	6,191	—	6,191
Home Equity Index	4,700	12.58%	8/25/37	0.09%	(3,501,077)	(2,244,250)	(1,256,827)
SLM	2,900	13.44%	12/20/13	5.00%	(632,661)	(350,000)	(282,661)
Credit Suisse First Boston:
ABS Home Equity Index	15,500	37.16%	8/25/37	0.15%	(15,032,611)	(13,175,000)	(1,857,611)
Deutsche Bank:
American International Group	3,000	37.60%	3/20/13	2.10%	(1,606,032)	—	(1,606,032)
CIT Group	1,200	16.70%	12/20/13	5.00%	(348,715)	(318,000)	(30,715)
General Electric	4,100	6.85%	12/20/13	4.78%	(284,648)	—	(284,648)
General Electric	8,000	6.85%	12/20/13	4.82%	(542,565)	—	(542,565)
Home Equity Index	7,514	12.40%	7/25/45	0.18%	(2,309,280)	(1,108,334)	(1,200,946)
SLM	4,000	13.44%	12/20/13	5.00%	(872,635)	(490,000)	(382,635)
Goldman Sachs:
CIT Group	8,000	16.70%	12/20/13	5.00%	(2,324,768)	(1,920,000)	(404,768)
Merrill Lynch & Co.:
American Express	8,000	4.01%	12/20/13	4.10%	36,164	—	36,164
Home Equity Index	4,696	12.40%	7/25/45	0.18%	(1,443,300)	(528,337)	(914,963)
SLM	8,000	13.44%	12/20/13	5.00%	(1,745,270)	(980,000)	(765,270)

					$(37,556,049)	$(27,192,421)	$(10,363,628)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities compromising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The quoted market prices and resulting values for credit default swap agreements serve as an indicator of the status at April 30, 2009 of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(b) Interest rate swap agreements outstanding at April 30, 2009:

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments Made by Fund	Payments Received by Fund	Market Value	Upfront Premiums Paid	Unrealized Appreciation (Depreciation)
Deutsche Bank	£3,100	12/15/35	4.00%	6-Month GBP-LIBOR	$62,005	$102,290	$(40,285)
HSBC Bank	£9,300	9/15/10	6-Month GBP-LIBOR	5.00%	627,448	113,752	513,696

					$689,453	$216,042	$473,411

GBP/£—British Pound

LIBOR—London Inter-Bank Offered Rate

The Fund received $280,000 in U.S. Treasury Bills and $990,000 in cash as collateral for derivative contracts. Cash collateral received may be invested in accordance with the Fund’s investment strategy. Collateral received as securities cannot be pledged.

(c) Forward foreign currency contracts outstanding at April 30, 2009:

	Counterparty	U.S.$ Value Origination Date	U.S.$ Value April 30, 2009	Unrealized Appreciation (Depreciation)
Purchased:
43,904 British Pound settling 5/21/09	Royal Bank of Scotland PLC	$63,597	$65,056	$1,459
120,026 Euro settling 5/14/09	Royal Bank of Scotland PLC	156,054	159,040	2,986

Sold:
29,532 Brazilian Real settling 6/2/09	UBS	12,519	13,510	(991)
2,790,000 British Pound settling 5/21/09	Citigroup	4,107,229	4,134,135	(26,906)
3,913,000 Euro settling 5/14/09	Barclays Bank	5,188,638	5,184,935	3,703

				$(19,749)

(d) Reverse repurchase agreements:

The weighted average daily balance of reverse repurchase agreements outstanding during the six months ended April 30, 2009 was $309,583,286 at a weighted average interest rate of 0.78%. The total market value of underlying collateral (refer to the Schedule of Investments for positions segregated as collateral for reverse repurchase agreement) for open reverse repurchase agreements at April 30, 2009 was $350,053,409. Open reverse repurchase agreements at April 30, 2009 were:

Counterparty	Rate	Trade Date	Maturity Date	Principal & Interest	Principal
Bank of America	1.69%	4/24/09	5/26/09	$24,819,153	$24,811,000
Barclays Bank	0.40%	4/13/09	5/12/09	70,014,000	70,000,000
	0.50%	4/13/09	5/12/09	86,327,577	86,306,000
	0.50%	4/16/09	5/12/09	5,001,042	5,000,000
	0.80%	4/14/09	5/14/09	589,222	589,000
	0.80%	4/17/09	5/18/09	37,671,716	37,660,000
	0.85%	4/9/09	5/8/09	8,602,466	8,598,000
Credit Suisse First Boston	0.40%	4/13/09	5/12/09	41,008,200	41,000,000
	0.85%	4/6/09	5/6/09	2,669,575	2,668,000
	0.85%	4/8/09	5/8/09	16,898,172	16,889,000
	0.85%	4/9/09	5/8/09	13,408,962	13,402,000
Goldman Sachs	0.37%	4/20/09	5/19/09	3,198,357	3,198,000

					$310,121,000

The Fund received $1,338,688 in U.S. Government Securities and $1,984,000 in cash as collateral for reverse repurchase agreements.

Fair Value Measurements–The Fund has adopted FASB Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“SFAS 157”). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of the fair value measurements. Under this standard, fair-value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy under SFAS 157 are described below:

•	Level 1 – quoted prices in active markets for identical investments that the Fund has the ability to access

•	Level 2 – valuations based on other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.), or quotes from inactive exchanges

•	Level 3 – valuations based on significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

An investment asset or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement.

The valuation techniques used by the Fund to measure fair value during the three months ended April 30, 2009 maximized the use of observable inputs and minimized the use of unobservable inputs. The Fund utilized the following fair value technique on Level 3 investments: option adjusted spread pricing.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used at April 30, 2009 in valuing the Fund’s investments carried at value:

	Investments in Securities		Other Financial Instruments
Valuation Inputs	Assets	Liabilities
Level 1—Quoted Prices	$—	$—	$—
Level 2—Other Significant Observable Inputs	700,757,164	(7,520,455)	(9,909,966)
Level 3—Significant Unobservable Inputs	178,926	—	—

Total	$700,936,090	$(7,520,455)	$(9,909,966)

A roll forward of fair value measurements using significant unobservable inputs (Level 3) at April 30, 2009, were as follows:

	Investments in Securities		Other Financial Instruments
	Assets	Liabilities
Beginning balance, 1/31/09	$181,764	$—	$—
Net purchases (sales) and settlements	(2,337)	—	—
Accrued discounts (premiums)	41	—	—
Total realized gain (loss)	34	—	—
Total change in unrealized appreciation/depreciation	(576)	—	—

Ending balance, 4/30/09	$178,926	$—	$—

Net change in unrealized appreciation/depreciation on investments held at 4/30/09	$(576)	$—	$—

Disclosures about Derivative Instruments and Hedging Activities—Effective February 1, 2009, the Fund adopted FASB Statement of Financial Standards No. 161 “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”). This standard is an amendment to FASB Statement No. 133 (“FASB 133”), which expands the disclosure requirements of FAS 133 regarding an entity’s derivative instruments and hedging activities.

The following is a summary of the fair valuations of the Fund’s derivative instruments categorized by risk exposure at April 30, 2009:

Derivatives Fair Value
Interest rate contracts	$473,411
Foreign exchange contracts	(19,749)
Credit contracts	(10,363,628)
Equity contracts	—
Other contracts	—

Total	$(9,909,966)

Item 2.    Controls and Procedures

(a) The registrant’s President & Chief Executive Officer and Treasurer, Principal Financial & Accounting Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))), as amended, are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.    Exhibits

(a) Exhibit 99.302 Cert.—Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: PIMCO Strategic Global Government Fund, Inc.

By	/s/ Brian S. Shlissel
President & Chief Executive Officer

Date: June 23, 2009

By	/s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: June 23, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Brian S. Shlissel
President & Chief Executive Officer

Date: June 23, 2009

By	/s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: June 23, 2009